Investments Accounted for Using the Equity Method - Summary of Investments in Associates and Joint Ventures (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Investments accounted for using the equity method	€ 538	€ 677
EUROAPI
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	29.80%
Investments in associates	€ 297	392
Impairment loss recognised in profit or loss	€ 91
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price (in euro per share)	€ 10.50
MSP Vaccine Company | MCM Vaccine BV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Infraserv GmbH & Co. Höchst KG
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	31.20%
Investments in joint ventures	€ 88	97
MSP Vaccine Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.00%
Investments in joint ventures	€ 95	104
Other investments
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	0.00%
Investments in joint ventures	€ 58	€ 84